Securities - Income from securities (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Securities Issued [Line Items]
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	R$ 333,051	R$ 217,655	R$ 917,204	R$ 818,805
Gains (losses) on financial assets at fair value through profit or loss	52,227	45,468	146,866	128,446
Interest revenue for financial assets measured at amortised cost	32,609	77,859	126,779	148,590
Income from securities	R$ 417,887	R$ 340,982	R$ 1,190,849	R$ 1,095,841